OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

NEW RESIDENTIAL FUNDING 2024-NQM2 LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:            0002023497

NEW RESIDENTIAL MORTGAGE LOAN TRUST 2024-NQM2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Philip Sivin, 212-798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW RESIDENTIAL FUNDING 2024-NQM2 LLC

Date: August 22, 2024	By:	/s/ Nicola Santoro, Jr.
		Name:	Nicola Santoro, Jr.
		Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - Selene Executive Summary

Schedule 1 - Rating Agency Grades Summary

Schedule 2 – Data Compare

Schedule 3 – Standard Finding Report

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Supplemental Extract

Schedule 6 – Supplemental Data Extract

99.2 - Third Party Due Diligence Report - Infinity Executive Summary

Schedule 1 - Valuation Report

Schedule 2 – Rating Agency Grades Report

Schedule 3 - Data Compare Report

Schedule 4 – Loan Level Exception Report

Schedule 5 – Supplemental Data

99.3 - Third Party Due Diligence Report - Clayton Executive Summary

Schedule 1 – Valuations Summary

Schedule 2 - Loan Grades Report

Schedule 3 – Loan Level Tape Compare Upload

Schedule 4 – Conditions Detail Report

Schedule 5 – Rating Agency ATR QM Data Field

99.4 - Third Party Due Diligence Report – Consolidated Analytics Executive Summary

Schedule 1 – Valuations Summary Report

Schedule 2 – Grading Summary Report

Schedule 3 – Data Compare

Schedule 4 – Due Diligence Standard Report

Schedule 5 – Supplemental Report

99.5 - Third Party Due Diligence Report – Digital Risk Executive Summary

Schedule 1 – Rating Agency Report

Schedule 2 – DD Standard Report

Schedule 3 – Loan Summary

Schedule 4 – Valuation Securitization Report

Schedule 5 - Non-QM Supplemental Report

99.6 - Third Party Due Diligence Report – Evolve Executive Summary

Schedule 1 – Data Compare

Schedule 2 – Exception Detail

Schedule 3 – Rating Agency Grades

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Report

Schedule 6 – QM ATR Data

99.7 - Third Party Due Diligence Report – Clarifii Executive Summary

Schedule 1 – Data Compare

Schedule 2 – ATR QM Report

Schedule 3 – Rating Agency Grades Detail

Schedule 4 – Valuation Report

Schedule 5 – Business Purpose Supplemental Extract

Schedule 6 – Rating Agency Grades Summary

Schedule 7 – Supplemental Data Extract